Investments (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Details
Proceeds from sale of debt securities				$ 0	$ 1,757	$ 2,448
Gross unrealized losses	0	0	0
Embedded Derivatives, Assets	8,652			8,652
Embedded Derivatives, Liabilities	8,652			8,652
Embedded Derivatives, Increase (Decrease) in fair value				592
Securities on deposit with regulatory jurisdictions	$ 1,941	$ 2,055		$ 1,941	$ 2,055